As filed with the Securities and Exchange Commission on October 30, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6653

The Jensen Portfolio, Inc.
(Exact name of registrant as specified in charter)

5300 Meadows Road, Suite 250
Lake Oswego, OR 97035-8234
(Address of principal executive offices) (Zip code)

Robert McIver
5300 Meadows Road, Suite 250
Lake Oswego, OR 97035-8234
(Name and address of agent for service)

(800) 221-4384
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  August 31, 2008

Item 1. Schedule of Investments.

The Jensen Portfolio, Inc.
Schedule of Investments
August 31, 2008 (Unaudited)
(showing percentage of total net assets)

SHARES					VALUE
	Common Stock - 98.11%
	Beverages - 6.78%
805,000	The Coca-Cola Company				$41,916,350
1,480,000	PepsiCo, Inc.				101,350,400
					143,266,750
	Capital Markets - 2.51%
894,000	T. Rowe Price Group, Inc.				53,067,840
	Chemicals - 4.25%
1,103,000	Ecolab, Inc.				50,451,220
438,000	Praxair, Inc.				39,349,920
					89,801,140
	Commercial Banks - 4.35%
3,038,000	Wells Fargo & Company				91,960,260
	Electrical Equipment - 4.46%
2,012,000	Emerson Electric Company				94,161,600
	Food & Staples Retailing - 3.51%
2,333,000	Sysco Corporation				74,259,390
	Health Care Equipment & Supplies - 10.44%
1,983,400	Medtronic, Inc.				108,293,640
1,673,000	Stryker Corporation				112,408,870
					220,702,510
	Health Care Providers & Services - 2.09%
1,359,000	Patterson Companies Inc. (a)				44,221,860
	Household Products - 9.40%
524,000	The Clorox Company				30,968,400
777,000	Colgate-Palmolive Company				59,075,310
1,555,000	The Procter & Gamble Company				108,492,350
					198,536,060
	Industrial Conglomerates - 9.18%
1,424,500	3M Company				101,994,200
3,273,800	General Electric Company				91,993,780
					193,987,980
	IT Services - 5.70%
1,792,500	Automatic Data Processing, Inc.				79,551,150
1,203,000	Paychex, Inc.				40,998,240
					120,549,390
	Life Science Tools & Services - 3.66%
1,134,000	Waters Corporation (a)				77,395,500
	Machinery - 4.54%
1,175,000	Danaher Corporation				95,844,750
	Media - 4.47%
2,228,000	Omnicom Group, Inc.				94,444,920
	Pharmaceuticals - 10.37%
1,911,000	Abbott Laboratories				109,748,730
1,551,500	Johnson & Johnson				109,272,145
					219,020,875
	Professional Services - 3.63%
2,170,000	Equifax, Inc.				76,666,100
	Software - 6.84%
1,216,000	Adobe Systems, Inc. (a)				52,081,280
3,384,200	Microsoft Corporation				92,354,818
					144,436,098
	Specialty Retail - 1.93%
1,327,000	Bed Bath & Beyond, Inc. (a)				40,685,820

	Total Common Stock (Cost $1,654,701,022)				2,073,008,843

PRINCIPAL AMOUNT
	Short Term Investments - 2.56%
	Commercial Paper - 2.56%
$ 54,040,000	Prudential, 2.181%, 09/02/2008				54,037,250
	Variable Rate Demand Notes (b) - 0.00%
86,039	Wisconsin Corporate Central Credit Union, 2.420%				86,039

	Total Short Term Investments (Cost $54,123,289)				54,123,289
	Total Investments - 100.67% (Cost $1,708,824,311)				2,127,132,132
	Liabilities in Excess of Other Assets - (0.67)%				(14,254,368)
	NET ASSETS - 100.00%				$2,112,877,764

(a) Non-income producing security.
(b) Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rate shown is as of August 31, 2008.

FAS 157 - Summary of Fair Value Exposure at August 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets:
Investments	$ 2,127,132,132	$ 2,073,008,843	$ 54,123,289	$ —
Total	$ 2,127,132,132	$ 2,073,008,843	$ 54,123,289	$ —

The cost basis of investments for federal income tax purposes at August 31, 2008 was as follows*:

Cost of investments	$1,708,824,311

Gross unrealized appreciation	444,771,175
Gross unrealized depreciation	(26,463,354)
Net unrealized appreciation	$418,307,821

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Jensen Portfolio, Inc.

By (Signature and Title)                  /s/ Robert McIver
Robert McIver, President

Date        October  29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                  /s/ Robert McIver
Robert McIver, President

Date        October  29, 2008

By (Signature and Title)                 /s/ Brian Ferrie
Brian Ferrie, Treasurer

Date        October  29, 2008